Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of deposits from customers [line items]
Deposits subject to bank recapitalization Bail-in	$ 12,700.0	$ 53.0
Deposits	362,228.0	357,083.0
Financial liabilities designated at fair value through profit or loss	95,774.0	16.0
Total deposits	1,003,859.0	966,143.0
Business and government [member]
Disclosure of deposits from customers [line items]
Total deposits	362,228.0	357,083.0
Loan commitments and financial guarantees [member]
Disclosure of deposits from customers [line items]
Financial liabilities designated at fair value through profit or loss	37.0	16.0
U.S. Dollar [member]
Disclosure of deposits from customers [line items]
Total deposits	578,000.0	548,000.0
Other Currency [member]
Disclosure of deposits from customers [line items]
Total deposits	54,000.0	55,000.0
Covered Bondholders [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	42,000.0	36,000.0
TD Capital Trust IV [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	$ 1,000.0	$ 2,000.0